Loss Per Share - Schedule of Basic Loss per Share Is Calculated By Dividing the Net Result Attributable To Shareholders by the Weighted Average Number of Shares Outstanding (Details) - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Weighted Average Number of Shares Outstanding [Abstract]
Loss for the year	$ (33,519)	$ (38,069)	$ (43,100)
Basic loss per share	$ (0.67)	$ (1.16)	$ (1.66)
Diluted loss per share	$ (0.67)	$ (1.16)	$ (1.66)
Weighted average number of shares for basic loss per share	49,962,852	32,859,629	25,910,696
Weighted average number of shares for diluted loss per share	49,962,852	32,859,629	25,910,696